INCOME TAXES - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets:
Net operating loss carryforwards	$ 7,360	$ 4,492
Inventory	0	58
Interest	4,161	5,812
Accrued liabilities	2,315	1,934
Goodwill and other intangibles	35	545
Other	1,821	546
Valuation allowance	(5,598)	(5,060)
Total deferred tax assets	10,094	8,327
Deferred Tax Liabilities:
Property, plant and equipment	(10,077)	(5,932)
Goodwill and other intangibles	(284,297)	(114,514)
Inventory	(8,106)	0
Unremitted earnings	(6,000)	0
Other	(247)	(43)
Total deferred tax liabilities	(308,727)	(120,489)
Net deferred tax liability	$ (298,633)	$ (112,162)